Summary of Significant Accounting Policies (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) per Share of Common Stock

	The Period From July 31, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(1,043,325)	$(1,915,209)
Denominator:
Basic and diluted weighted average common stock outstanding	2,079,787	3,817,819
Basic and diluted net loss per common stock	$(0.50)	$(0.50)

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

			For the Period from July 31,
	For the Year Ended		2020 (inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(3,902,690)	$(975,673)	$(1,043,325)	$(1,915,209)
Denominator:
Basic and diluted weighted average common stock outstanding	17,250,000	4,312,500	2,079,787	3,817,819
Basic and diluted net loss per common stock	$(0.23)	$(0.23)	$(0.50)	$(0.50)